3) Risk Management (Details 15) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Amount per effective term of residual maturity [Member] | Without expiration [Member]
Available stable funding (ASF)
Capital	R$ 170,608,338	[1]
Reference Equity, gross of regulatory deductions	170,608,338	[1]
Other instruments not included in line 2	0	[1]
Retail funding:	162,839,765	[1]
Stable funding	98,174,559	[1]
Less stable funding	64,665,206	[1]
Wholesale Funding, of which:	40,091,080	[1]
Operating deposits and deposits of affiliated cooperatives	13,264,244	[1]
Other wholesale fundings	26,826,836	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0	[1]
Other liabilities, of which:	67,492,309	[1]
Derivatives whose replacement value is less than zero	0	[1]
Other liabilities or shareholders' equity not included in the previous items	67,492,309	[1]
Total of Available Stable Funding (ASF)	0	[1]
Total High Quality Liquid Assets (HQLA)	0	[1]
Operating deposits held in other financial institutions	0	[1]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	6,869,747	[1]
Transactions with financial institutions collateralized by Level 1 HQLA	0	[1]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	0	[1]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	0	[1]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0	[1]
Residential real estate financing, of which:	0	[1]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	0	[1]
Securities not eligible for HQLA, including shares traded on the stock exchange	6,869,747	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0	[1]
Other assets, of which:	210,548,649	[1]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[1]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0	[1]
Derivatives whose replacement value is greater than or equal to zero	0	[1]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0	[1]
Other assets not included in the previous lines	210,548,649	[1]
Transactions not recorded in the statement of financial position	0	[1]
Total Required Stable Funding (RSF)	0	[1]
Amount per effective term of residual maturity [Member] | Less than 6 months [Member]
Available stable funding (ASF)
Capital	0	[1]
Reference Equity, gross of regulatory deductions	0	[1]
Other instruments not included in line 2	0	[1]
Retail funding:	179,861,858	[1]
Stable funding	79,593,950	[1]
Less stable funding	100,267,908	[1]
Wholesale Funding, of which:	503,793,771	[1]
Operating deposits and deposits of affiliated cooperatives	0	[1]
Other wholesale fundings	503,793,771	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	28,703,455	[1]
Other liabilities, of which:	49,383,786	[1]
Derivatives whose replacement value is less than zero	17,816,827	[1]
Other liabilities or shareholders' equity not included in the previous items	31,566,959	[1]
Total of Available Stable Funding (ASF)	0	[1]
Total High Quality Liquid Assets (HQLA)	0	[1]
Operating deposits held in other financial institutions	0	[1]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	334,657,624	[1]
Transactions with financial institutions collateralized by Level 1 HQLA	19,755,276	[1]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	174,506,606	[1]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	121,625,294	[1]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0	[1]
Residential real estate financing, of which:	3,040,642	[1]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	3,040,642	[1]
Securities not eligible for HQLA, including shares traded on the stock exchange	15,729,806	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	29,448,146	[1]
Other assets, of which:	45,074,927	[1]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[1]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0	[1]
Derivatives whose replacement value is greater than or equal to zero	23,905,679	[1]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0	[1]
Other assets not included in the previous lines	21,169,248	[1]
Transactions not recorded in the statement of financial position	337,046,292	[1]
Total Required Stable Funding (RSF)	0	[1]
Amount per effective term of residual maturity [Member] | Greater than or equal to 6 months and less than one year [Member]
Available stable funding (ASF)
Capital	0	[1]
Reference Equity, gross of regulatory deductions	0	[1]
Other instruments not included in line 2	0	[1]
Retail funding:	803,877	[1]
Stable funding	0	[1]
Less stable funding	803,877	[1]
Wholesale Funding, of which:	36,532,855	[1]
Operating deposits and deposits of affiliated cooperatives	0	[1]
Other wholesale fundings	36,532,855	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	2,570,541	[1]
Other liabilities, of which:	0	[1]
Derivatives whose replacement value is less than zero	0	[1]
Other liabilities or shareholders' equity not included in the previous items	0	[1]
Total of Available Stable Funding (ASF)	0	[1]
Total High Quality Liquid Assets (HQLA)	0	[1]
Operating deposits held in other financial institutions	0	[1]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	78,329,704	[1]
Transactions with financial institutions collateralized by Level 1 HQLA	0	[1]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	3,808,402	[1]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	59,029,816	[1]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0	[1]
Residential real estate financing, of which:	2,778,993	[1]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	2,778,993	[1]
Securities not eligible for HQLA, including shares traded on the stock exchange	12,712,493	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	1,627,240	[1]
Other assets, of which:	(369,026)	[1]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[1]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0	[1]
Derivatives whose replacement value is greater than or equal to zero	0	[1]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0	[1]
Other assets not included in the previous lines	(369,025)	[1]
Transactions not recorded in the statement of financial position	0	[1]
Total Required Stable Funding (RSF)	0	[1]
Amount per effective term of residual maturity [Member] | Greater than or equal to one year [Member]
Available stable funding (ASF)
Capital	18,313,273	[1]
Reference Equity, gross of regulatory deductions	0	[1]
Other instruments not included in line 2	18,313,273	[1]
Retail funding:	2,236,352	[1]
Stable funding	0	[1]
Less stable funding	2,236,352	[1]
Wholesale Funding, of which:	82,124,727	[1]
Operating deposits and deposits of affiliated cooperatives	0	[1]
Other wholesale fundings	82,124,727	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	128,837	[1]
Other liabilities, of which:	0	[1]
Derivatives whose replacement value is less than zero	0	[1]
Other liabilities or shareholders' equity not included in the previous items	0	[1]
Total of Available Stable Funding (ASF)	0	[1]
Total High Quality Liquid Assets (HQLA)	0	[1]
Operating deposits held in other financial institutions	0	[1]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	322,434,714	[1]
Transactions with financial institutions collateralized by Level 1 HQLA	0	[1]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	6,103,626	[1]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	196,243,241	[1]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	228,587	[1]
Residential real estate financing, of which:	42,524,930	[1]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	42,524,930	[1]
Securities not eligible for HQLA, including shares traded on the stock exchange	77,334,330	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	92,779	[1]
Other assets, of which:	8,192,910	[1]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[1]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	4,080,085	[1]
Derivatives whose replacement value is greater than or equal to zero	0	[1]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0	[1]
Other assets not included in the previous lines	4,112,825	[1]
Transactions not recorded in the statement of financial position	0	[1]
Total Required Stable Funding (RSF)	0	[1]
Weighted Average [Member]
Available stable funding (ASF)
Capital	188,921,611	[2]
Reference Equity, gross of regulatory deductions	170,608,338	[2]
Other instruments not included in line 2	18,313,273	[2]
Retail funding:	320,279,728	[2]
Stable funding	168,880,084	[2]
Less stable funding	151,399,644	[2]
Wholesale Funding, of which:	231,014,206	[2]
Operating deposits and deposits of affiliated cooperatives	6,632,122	[2]
Other wholesale fundings	224,382,084	[2]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0	[2]
Other liabilities, of which:	4,100,984	[2]
Derivatives whose replacement value is less than zero	0	[2]
Other liabilities or shareholders' equity not included in the previous items	4,100,984	[2]
Total of Available Stable Funding (ASF)	744,316,530	[2]
Total High Quality Liquid Assets (HQLA)	12,066,027	[2]
Operating deposits held in other financial institutions	0	[2]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	393,088,895	[2]
Transactions with financial institutions collateralized by Level 1 HQLA	1,975,528	[2]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	10,717,167	[2]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	262,649,323	[2]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	149,060	[2]
Residential real estate financing, of which:	33,760,904	[2]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	33,760,904	[2]
Securities not eligible for HQLA, including shares traded on the stock exchange	83,836,913	[2]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0	[2]
Other assets, of which:	201,162,188	[2]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[2]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	3,468,072	[2]
Derivatives whose replacement value is greater than or equal to zero	0	[2]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	7,345,256	[2]
Other assets not included in the previous lines	190,348,860	[2]
Transactions not recorded in the statement of financial position	12,223,309	[2]
Total Required Stable Funding (RSF)	R$ 618,540,418	[2]
NSFR (%)	120.30%	[2]

[1]	Corresponding to the total statement of financial position;
[2]	Corresponding to the value after applying the weighting factors;